Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	286,305,374.18	19,493
Yield Supplement Overcollateralization Amount 11/30/24	15,822,166.43	0
Receivables Balance 11/30/24	302,127,540.61	19,493
Principal Payments	15,273,670.05	517
Defaulted Receivables	577,592.70	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	14,659,562.91	0
Pool Balance at 12/31/24	271,616,714.95	18,953

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.41%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,440,870.45	351
Past Due 61-90 days	2,139,430.93	101
Past Due 91-120 days	486,371.41	23
Past Due 121+ days	0.00	0
Total	10,066,672.79	475

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	360,459.87
Aggregate Net Losses/(Gains) - December 2024	217,132.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.86%
Prior Net Losses/(Gains) Ratio	0.81%
Second Prior Net Losses/(Gains) Ratio	0.45%
Third Prior Net Losses/(Gains) Ratio	0.99%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.56%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	35.26

Flow of Funds	$ Amount
Collections	16,773,815.01
Investment Earnings on Cash Accounts	20,236.13
Servicing Fee	(251,772.95)
Transfer to Collection Account	-
Available Funds	16,542,278.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	656,490.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,772,800.83
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,064,624.60

Total Distributions of Available Funds	16,542,278.19

Servicing Fee	251,772.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	281,389,515.78
Principal Paid	14,688,659.23
Note Balance @ 01/15/25	266,700,856.55

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2b
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-3
Note Balance @ 12/16/24	147,219,515.78
Principal Paid	14,688,659.23
Note Balance @ 01/15/25	132,530,856.55
Note Factor @ 01/15/25	49.8236303%

Class A-4
Note Balance @ 12/16/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	89,920,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	29,500,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	14,750,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	788,994.36
Total Principal Paid	14,688,659.23
Total Paid	15,477,653.59

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.59757%
Coupon	5.16757%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	398,719.52
Principal Paid	14,688,659.23
Total Paid to A-3 Holders	15,087,378.75

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8025004
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.9401011
Total Distribution Amount	15.7426015

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4989456
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.2205234
Total A-3 Distribution Amount	56.7194690

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	665.33
Noteholders' Principal Distributable Amount	334.67

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	4,915,858.40
Investment Earnings	18,308.39
Investment Earnings Paid	(18,308.39)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,321,738.09	$2,748,089.69	5,541,317.09
Number of Extensions	113	124	252
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.87%	1.66%